Leases	12 Months Ended
Oct. 31, 2023
Leases [Abstract]
Leases
4.	Leases

On July 1, 2021, the Company entered into a lease agreement (“2021 Lease”) with Scisparc Ltd, a related party (“Scisparc”) and a third party for a total area of approximately 240m2, of which the Company occupies approximately 120m2 for the Company’s offices, in Tel Aviv, Israel. The Company, Scisparc and the third party had an option to extend the 2021 Lease for an additional three-year period. The Company’s base rent was ILS11,000 per month ($3,080) during the term of the 2021 Lease. The lease liability was discounted using the Company’s estimated incremental borrowing rate of 20%. On December 31, 2021, the third party elected to leave the office space, and a new lease agreement was signed with the Company and Scisparc. As a result, the Company’s base rent was increased to ILS 18,200 per month ($5,094).

The lease expired on June 30, 2023. As of October 31, 2023 the Company and SciSparc were in the process of negotiating the terms of a new lease contract. On December 25, 2023, the rental agreement was renewed for a further 18 months. The Company’s base rent was increased to ILS 23,300 per month ($6,500). See Note 6b.

As of October 31, 2023, the Company has a pledge on its short-term deposit in favor of an Israeli bank in the amount of approximately $33 thousand to secure the Company’s lease commitment.

ROU office space

Balance, October 31, 2022	$35,730

Addition	-
Accumulated depreciation	(35,381)
Foreign currency fluctuation	(349)

Balance, October 31, 2023	$-

Lease liability

Balance, October 31, 2022	$38,390

Addition	-
Lease payments	(40,922)
Interest expense	2,907
Foreign currency translation	(375)

Balance, October 31, 2023	$-

Amounts recognized in profit or loss

Year ended
October 31,
2023
Depreciation	$35,381
Interest	2,907
Foreign currency fluctuation	722

$39,010